D3 Assets pledged as collateral (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure Assets Pledged As Collateral [Abstract]
Summary of Assets Pledged as Collateral
Assets pledged as collateral
	2019	2018
Chattel mortgages 1)	5,340	5,328
Bank deposits	561	353
Total	5,901	5,681

1)	See also note G1, “Post-employment benefits.”